UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares	Treasury shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2023	$ 5,547	$ (4)	$ 350,105,518	$ (1,800,088)	$ (277,751,476)	$ 70,559,497
Balance at the beginning (in shares) at Dec. 31, 2023	55,470,840
Balance at the beginning, Treasury shares (in shares) at Dec. 31, 2023		(1)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss					(17,011,716)	(17,011,716)
Other comprehensive income (loss)				500,285		500,285
Exercise of share options (Note 8)	$ 7		62,407			$ 62,414
Exercise of share options (Note 8) (in shares)	72,641					72,641
Share-based compensation			2,477,108			$ 2,477,108
Balance at the end (in shares) at Jun. 30, 2024	55,543,481
Balance at the end at Jun. 30, 2024	$ 5,554	$ (4)	352,645,033	(1,299,803)	(294,763,192)	56,587,588
Balance at the end, Treasury shares (in shares) at Jun. 30, 2024		(1)
Balance at the beginning at Dec. 31, 2024	$ 5,889		362,220,445	(526,903)	(311,175,587)	50,523,844
Balance at the beginning (in shares) at Dec. 31, 2024	58,886,944
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss					(13,477,240)	(13,477,240)
Other comprehensive income (loss)				(1,168,652)		(1,168,652)
Exercise of share options (Note 8)			3,502			$ 3,502
Exercise of share options (Note 8) (in shares)	3,250					3,250
Share-based compensation	$ 2		2,030,333			$ 2,030,335
Share-based compensation (in shares)	23,893
Balance at the end (in shares) at Jun. 30, 2025	58,914,087
Balance at the end at Jun. 30, 2025	$ 5,891		$ 364,254,280	$ (1,695,555)	$ (324,652,827)	$ 37,911,789